Transactions With Related Parties And Joint Operators (Details) - Schedule of transactions with related parties - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of transactions with related parties [Abstract]
- Joint operations	S/ 22,374	S/ 15,903	S/ 44,130
- Associates		5	108
Revenue from sales of goods and services, total	22,374	15,908	44,238
- Joint operations			1,765
- Associates	4,478	1,225
Purchase of goods and services, total	S/ 4,478	S/ 1,225	S/ 1,765